Restructuring Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 140	$ 137	$ 163
Payments made during the period	162	162
Electrical / Electronic Architecture [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	57	28	49
Powertrain Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	55	53	25
Electronics And Safety [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	28	56	89
Thermal Systems | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring	4	8	8
Europe, Middle East & Africa | Powertrain Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 35